Reporting Entity	6 Months Ended
Jun. 30, 2023
Reporting Entity [Abstract]
Reporting Entity

1. Reporting Entity

Altamira Therapeutics Ltd. (the “Company”) is an exempted company incorporated under the laws of Bermuda. The Company began its operations as a corporation organized in accordance with Swiss law and domiciled in Switzerland under the name Auris Medical Holding AG. Following shareholder approval at an extraordinary general meeting of shareholders held on March 8, 2019 and upon the issuance of a certificate of continuance by the Registrar of Companies in Bermuda on March 18, 2019, the Company discontinued as a Swiss company and, pursuant to Article 163 of the Swiss Federal Act on Private International Law and pursuant to Section 132C of the Companies Act 1981 of Bermuda (the “Companies Act”), continued existence under the Companies Act as a Bermuda company with the name “Auris Medical Holding Ltd.” (the “Redomestication”). The Company’s registered office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. On July 21, 2021, the Company changed its name to Altamira Therapeutics Ltd. Since July 26, 2021, the Company’s common shares are traded under the trading symbol “CYTO”. On October 25, 2022, the Company effected a one-for-twenty reverse share split (the “2022 Reverse Share Split”) of the Company’s issued and outstanding common shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of common shares in this report have been retrospectively adjusted for the 2022 Reverse Share Split, as if such 2022 Reverse Share Split occurred on the first day of the periods presented.

These condensed consolidated interim financial statements comprise the Company and its subsidiaries (together referred to as the “Company” and individually as “Company entities”). The Company is the ultimate parent of the following Company entities:

●	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

●	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Altamira Therapeutics, Inc., Dover, Delaware, United States (100%) with a nominal share capital of USD 100

●	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

●	Altamira Therapeutics AG, Basel, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Auris Medical Pty Ltd, Melbourne, Australia (100%) with a nominal share capital of AUD 100

●	Altamira Medica AG, Zug, Switzerland (100%) with a nominal share capital of CHF 3,000,000

The Company is a clinical and commercial-stage biopharmaceutical company developing therapeutics that address important unmet medical needs. It is currently active in two areas: the development of RNA delivery technology and therapeutics for extrahepatic targets (OligoPhore™ / SemaPhore™ platforms; AM-401 for the treatment of KRAS driven cancer, AM-411 for the treatment of rheumatoid arthritis; preclinical), and nasal sprays for protection against airborne allergens, and where approved, viruses (Bentrio®; commercial) or the treatment of vertigo (AM-125; Phase 2). The Company has announced its intention to reposition its activities around RNA delivery technology while exploring strategic options to either divest its non-RNA traditional businesses or partner them with one or several other companies. In particular, the Company announced that it is in active discussions for the divestiture or partnering of Bentrio® and inner ear therapeutics assets for certain territories.